INVESTMENTS IN EQUITY METHOD INVESTEES (Details Narrative)	Dec. 31, 2018	Dec. 31, 2017
Kayser Technik Inc [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment ownership percentage	50.00%	50.00%